UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-1209

Investment Company Act file number

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256

Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III

8401 West Dodge Road, Suite 256

Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2004

(unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (86.8%)

Advertising 1.1%
Omnicom Group, Inc.	10,000	$ 654,802	$ 730,600

Airfreight & Logistics 2.4%
Expeditors International Washington	15,000	$ 553,554	$ 775,500
Fedex Corporation	10,000	688,396	856,900
		$ 1,241,950	$ 1,632,400

Auto Parts & Equipment 0.8%
Johnson Controls	10,000	$ 385,750	$ 568,100

Banking and Finance 6.5%
Bank of America Corporation	25,000	$ 1,007,674	$ 1,083,250
Fifth Third Bancorp	10,000	486,523	492,200
First National of Nebraska, Inc.	225	387,969	973,125
State Street Corporation	15,000	62,367	640,650
Wells Fargo & Co.	20,000	812,137	1,192,600
		$ 2,756,670	$ 4,381,825

Beverages Soft Drinks 1.8%
PepsiCo, Inc.	25,000	$ 698,139	$ 1,216,250

Building Residential/Commercial 2.2%
Centex Corporation	10,000	$ 238,696	$ 504,600
D. R. Horton, Inc.	30,000	407,704	993,300
		$ 646,400	$ 1,497,900

Casino Hotels 1.6%
Harrah's Entertainment, Inc.	20,000	$ 656,022	$ 1,059,600

Computers Hardware and Software 2.3%
Cisco Systems, Inc.*	40,000	$ 361,396	$ 724,000
Microsoft Corporation	30,000	266,000	829,500
		$ 627,396	$ 1,553,500

Conglomerates Industrial 0.5%
General Electric	10,000	$ 270,842	$ 335,800

Data Processing and Management 5.7%
Automatic Data Processing	10,000	$ 398,716	$ 413,200
Fair Isaac and Company, Incorporated	18,000	234,627	525,600
First Data Corporation	50,000	1,952,060	2,175,000
Fiserv, Inc.*	20,000	664,527	697,200
		$ 3,249,930	$ 3,811,000

Diversified Operations 2.2%
Berkshire Hathaway Inc., Class B *	350	$ 492,609	$ 1,004,850
Tyco International LTD	15,000	449,686	459,900
		$ 942,295	1,464,750

*Nonincome producing security

----------------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

(Continued)

SEPTEMBER 30, 2004

(unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (Continued)

Drugs Medicines Cosmetics 4.0%
Abbott Laboratories	15,000	$ 158,465	$ 635,400
Amgen, Inc.*	17,000	581,020	965,770
Johnson & Johnson	20,000	603,498	1,126,600
		$ 1,342,983	$ 2,727,770

E Commerce 1.9%
Ebay, Inc.*	14,000	$ 453,620	$ 1,287,160

Education Higher 0.3%
Apollo Group, Inc.*	3,000	$ 193,740	$ 220,110

Electric Generation 0.7%
AES Corporation*	50,000	$ 273,270	$ 499,500

Electronic Components Conductors 3.2%
Altera Corporation*	20,000	$ 460,228	$ 391,400
Analog Devices, Inc.	15,000	539,290	581,700
Applied Materials, Inc.*	40,000	662,576	659,600
Intel Corporation	25,000	483,548	501,500
		$ 2,145,642	$ 2,134,200

Electronics 1.0%
Flextronics International Ltd.*	50,000	$ 865,950	$ 662,500

Energy Oil & Gas Exploration and Production 1.0%
Anadarko Petroleum Corporation	10,000	$ 526,200	$ 663,600

Finance Diversified 1.9%
Citigroup, Inc.	12,000	$ 581,682	$ 529,440
Morgan Stanley Dean Witter & Co.	15,000	750,012	739,500
		$ 1,331,694	$ 1,268,940

Finance Investment Banks 1.1%
Goldman Sachs Group, Inc.	8,000	$ 694,445	$ 745,920

Finance Real Estate 1.5%
Freddie Mac	15,000	$ 461,417	$ 978,600

Finance Services 10.1%
Capital One Financial Corporation	53,500	$ 1,935,422	$ 3,953,650
H & R Block, Inc.	10,000	487,926	494,200
MBNA Corporation	50,000	1,061,832	1,260,000
Nelnet, Inc., Class A*	30,000	600,289	671,400
Paychex, Inc.	15,000	536,898	452,250
		$ 4,622,367	$ 6,831,500

*Nonincome producing security

-------------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

SEPTEMBER 30, 2004

(unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (Continued)

Food Distributors 0.4%
Sysco Corporation	10,000	$ 307,318	$ 299,200

Foods/Meats Packaged 0.4%
ConAgra Foods, Inc.	10,000	$ 276,407	$ 257,100

Hotels/Resorts/Cruise Lines 0.7%
Carnival Corporation, Class A	10,000	$ 253,072	$ 472,900

Insurance Brokers 1.4%
Marsh & McLennan Cos., Inc.	20,000	$ 974,019	$ 915,200

Insurance Multiline 1.0%
American International Group, Inc.	10,000	$ 566,397	$ 679,900

Insurance Property/Casualty 0.6%
Progressive Corporation	5,000	$ 368,147	$ 423,750

Machinery Construction/Farming 0.9%
Trinity Industries, Inc.	20,000	$ 386,383	$ 623,400

Medical Dental Services 0.6%
Omnicare, Inc.	15,000	$ 590,135	$ 425,400

Medical Drugs 1.1%
Pfizer, Inc.	25,000	$ 787,050	$ 765,000

Medical Instruments 0.8%
Medtronic, Inc.	10,000	$ 494,436	$ 519,000

Medical Products 0.4%
Stryker Corporation	6,000	$ 230,903	$ 288,480

Medical Wholesale Drug Distribution 0.5%
Allergan, Inc.	5,000	$ 408,154	$ 362,750

Metal Aluminum 1.5%
Alcoa, Inc.	30,000	$ 685,675	$ 1,007,700

Personal & Household Products 1.0%
Colgate Palmolive Company	15,000	$ 757,468	$ 677,700

Petroleum Producing 2.9%
BP PLC Sponsored ADR	15,000	$ 368,832	$ 862,950
ChevronTexaco Corporation	20,000	340,535	1,072,800
		$ 709,367	$ 1,935,750

*Nonincome producing security

-----------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

SEPTEMBER 30, 2004

(unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (Continued)
Publishing 1.2%
Gannett, Inc.	10,000	$ 799,707	$ 837,600

Retail Restaurants 0.9%
Outback Steakhouse, Inc.	15,000	$ 509,594	$ 622,950

Retail Stores Apparel and Clothing 0.8%
Gap, Inc.	30,000	$ 147,698	$ 559,500

Retail Stores Building Materials and Home Improvement 2.8%
The Home Depot, Inc.	30,000	$ 672,737	$ 1,176,000
Lowes Companies	13,000	709,202	706,550
		$ 1,381,939	$ 1,882,550

Retail Stores Consumer Electronics 2.4%
Best Buy Company, Inc.	30,000	$ 687,851	$ 1,627,200

Retail Stores Department 1.3%
Target Corporation	20,000	$ 316,811	$ 905,000

Steel 0.7%
Nucor Corporation	5,000	$ 242,803	$ 456,850

Telecommunications 3.8%
Level 3 Communications *	157,000	$ 1,119,225	$ 406,630
Qualcomm, Inc.	10,000	363,732	390,400
Vodafone Group PLC	30,000	772,993	723,300
West Corporation *	35,000	687,401	1,019,550
		$ 2,943,351	$ 2,539,880

Telecommunications Equipment 0.6%
Nokia Corporation Sponsored ADR	30,000	$ 328,513	$ 411,600

Television Cable 0.8%
Comcast Corporation Special Class A *	20,000	$ 601,925	$ 558,400

Tobacco 3.5%
Altria Group, Inc.	50,000	$ 2,147,714	$ 2,352,000

TOTAL COMMON STOCKS (Cost $42,944,361)		$42,944,361	$58,678,285

PREFERRED STOCKS (1.2%)

Banking and Finance 0.4%
Harris Preferred Capital Corp., 7.375%, Series A	10,000	$ 250,000	$ 252,300

*Nonincome producing security

------------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

SEPTEMBER 30, 2004

(unaudited)
Title of Security	Number of Shares	Cost	Fair Value
PREFERRED STOCKS (Continued)

Financial REITS 0.8%
Equity Office Properties Trust, 7.75% Series G	10,000	$ 272,179	$ 267,300
Public Storage, 8.00% Series R	10,000	270,038	264,100
		$ 542,217	$ 531,400

TOTAL PREFERRED STOCKS (Cost $792,217)		$ 792,217	$ 783,700

TOTAL PREFERRED AND COMMON STOCKS		$43,736,578	$59,461,985

DEBT SECURITIES (12.5%)

Electronic Components Conductors 0.4%
Applied Materials, Inc. 7.125% Senior Notes due October 15, 2017	$250,000	$ 256,149	$ 289,490

Energy Alternate Sources 0.3%
CalEnergy Co., Inc., 7.630% Notes due October 15, 2007	$200,000	$ 200,000	$ 221,792

Finance Services 4.2%
General Electric Credit Corp. Commercial Paper Note 1.500% due October 1, 2004**	$1,885,000	$ 1,884,764	$ 1,884,764
Prudential Funding Corp. Commercial Paper Note 1.530% due October 1, 2004**	$2,640,000	2,639,215	2,639,215
Duke Capital Corporation 8% Senior Notes due October 1, 2019	$ 250,000	275,868	298,143
MBNA Corporation 7.50% Senior Notes due March 15, 2012	$ 250,000	266,766	287,267
		$ 5,066,613	$ 5,109,389

Food Packaged 0.4%
Kraft Foods, Inc. 6.250% Notes due June 1, 2012	$ 250,000	$ 262,716	$ 273,051

Hotels and Motels 0.4%
Marriott International 7.875% Notes Series C due September 15, 2009	$ 250,000	$ 250,062	$ 289,092

Medical Wholesale Drug Distribution 0.4%
Cardinal Health, Inc. 6.75% Notes due February 15, 2011	$ 250,000	$ 259,798	$ 269,667

*Nonincome producing security

------------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

SEPTEMBER 30, 2004

(unaudited)
Title of Security	Principal Amount	Cost	Fair Value
DEBT SECURITIES (Continued)

Retail Stores Department 0.6%
Dillard Department Stores, Inc., 7.850% Debentures, due October 1, 2012	$ 150,000	$ 151,297	$ 159,897
Penney (J.C.) Co., Inc. 7.40% Notes due April 1, 2037	$ 250,000	263,447	266,758
		$ 414,744	$ 426,655

Services Data Processing 0.4%
Electronic Data Systems 7.125% Notes due October 15, 2009	$ 250,000	$ 262,031	$ 267,952

Telecommunications 0.8%
Level 3 Communications, Inc., 9.125% Senior Notes due May 1, 2008	$ 700,000	$ 544,861	$ 521,500

Tobacco 0.4%
R.J. Reynolds Holding 7.250% Notes due June 1, 2012	$ 250,000	$ 260,152	$ 243,125

U.S. Government 0.9%
U.S. Treasury, 9.375% Bonds, due February 15, 2006	$ 200,000	$ 252,006	$ 219,000

U.S. Treasury, 7.500% Bonds, due November 15, 2016	$ 300,000	308,232	385,688
		$ 560,238	$ 604,688

TOTAL DEBT SECURITIES (Cost $8,337,364)		$ 8,337,364	$ 8,516,401

TOTAL INVESTMENTS IN SECURITIES (100.5%)		$52,073,942	$67,978,386

CASH AND RECEIVABLES LESS TOTAL LIABILITIES (-0.5%)			(358,320)

NET ASSETS, September 30, 2004 (100.0%)			$67,620,066

** Commercial Paper is purchased at a discount and redeemed at par.

The accompanying notes to financial statements
are an integral part of this schedule.

----------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

  The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.
  There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

----------------------------------------------------------------------------------------------------------------

CERTIFICATION

I, Edson L. Bridges II, certify that:

  I have reviewed this report on Form N-Q of Bridges Investment Fund, Inc.;
  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
  The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
  [Omit]; and
  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Dated: November 29, 2004	/s/ Edson L. Bridges II
Edson L. Bridges II Chairman

CERTIFICATION

I, Edson L. Bridges III, certify that:

  I have reviewed this report on Form N-Q of Bridges Investment Fund, Inc.;
  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
  The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
  [Omit]; and
  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Dated: November 29, 2004	/s/ Edson L. Bridges III
Edson L. Bridges III President

CERTIFICATION

I, Nancy K. Dodge, certify that:

  I have reviewed this report on Form N-Q of Bridges Investment Fund, Inc.;
  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
  The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
  [Omit]; and
  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Dated: November 29, 2004	/s/ Nancy K. Dodge
Nancy K. Dodge Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridges Investment Fund, Inc.

By (Signature and Title)_

                                                                                 /s/ Edson L. Bridges II

Edson L Bridges II, Chairman

Date:  November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _

                                                                                /s/ Edson L. Bridges II

Edson L Bridges II, Chairman

Date:  November 29, 2004

By (Signature and Title)*

                                                                                /s/ Edson L. Bridges III

Edson L Bridges III, President

Date:  November 29, 2004

* Print the name and title of each signing officer under his or her signature.